Note 7 - Prepayments and Other	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Other Assets Disclosure [Text Block]
7.	Prepayments and other:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2017	December 31, 2018
Prepaid expenses	140	350
Guarantees	17	16
Advances to various creditors	119	100
Other receivables	152	342
Total	428	808